LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
Schedule of long-term investments

		As of December 31,
	Note	2019	2020

Equity method investments:
Fundrise, L.P.	(i)	$11,655	$11,828
Other		1,081	1,047

Total equity method investments		12,736	12,875

Equity investment without readily determinable fair values
Suzhou Youge Interconnection Venture Capital Center		718	766
Infinites Technology (Cayman) Holding Limited	(ii)	—	40,000
Total equity investments without readily determinable fair values		718	40,766

Total long-term investments		$13,454	$53,641
(i)

In October 2014, the Company entered into an agreement to purchase limited partnership interest of Fundrise, L.P. for a total consideration of $10,000. The Company held 98.04% equity interest as of December 31, 2019 and 2020 and recognized its share of gain of $276,  $336 and $174 for the years ended December 31, 2018, 2019 and 2020, respectively.

(ii)	The investment of Infinites Technology (Cayman) Holding Limited, which is the holding company of Beijing Infinities, was acquired in connection with the disposition of the SNS business. See Note 4.